Other Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	$ 93	$ 44	$ 84
Commercial Vehicles [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	69	34	44
Agriculture Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	$ 14	$ 9	18
Construction Equipment Segment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses			$ 19